Operating Lease (Details) - USD ($)				9 Months Ended		12 Months Ended
	Jul. 03, 2023	Jul. 03, 2023	Jul. 01, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Lease [Line Items]
Rent increased			$ 13,476.75
Increase lease liability			$ 47,986
Discount rate of lease liability			11.50%
Percentage of discount rate			8.00%
Operating lease				$ 119,222	$ 103,000	$ 142,741	$ 73,802
Security deposit				$ 10,773		$ 10,773	$ 10,773
Remaining lease term				8 months 1 day		1 year 5 months 1 day	2 years 5 months 1 day
Operating lease term						1 year
Minimum [Member]
Operating Lease [Line Items]
Rent increased	$ 10,773	$ 10,773
Maximum [Member]
Operating Lease [Line Items]
Rent increased	$ 13,477	$ 13,477